SHARE BASED COMPENSATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 30, 2015 shares	Jul. 16, 2010 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	May 13, 2020 shares	May 29, 2014 shares
SHARE-BASED COMPENSATION
Aggregate intrinsic value of options exercise | $			$ 2,336	$ 22	$ 248
Performance Based Awards
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			314,842	464,120	487,368
Performance Based Awards | Option One
SHARE-BASED COMPENSATION
Performance review period			1 year
Performance Based Awards | Option Two
SHARE-BASED COMPENSATION
Performance review period			4 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			2,163,543
Aggregate fair value, unvested			$ 141,967			¥ 926,335
Weighted-average grant-date fair value | $ / shares			$ 22.62	$ 7.67	$ 6.39
Total fair value vested | $			$ 3,866	$ 6,185	$ 9,422
Unrecognized share-based compensation cost			$ 33,716			¥ 219,998
Unrecognized compensation costs, weighted-average recognition period			2 years 6 months
Minimum Performance Target
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			1,848,701	64,000	2,188,226
Market Based Awards
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			0	16,000	547,056
2014 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period	10 years
2014 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued	39,606,817							20,461,380
Share based compensation, option vesting period	4 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant	15.00%
2014 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period	3 years
2010 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period		10 years
Share based compensation, option outstanding			508,866	1,445,345		508,866
Share based compensation, aggregate intrinsic value			$ 2,774			¥ 18,100
Share based compensation, fair value of option outstanding at grant date			922			¥ 6,014
Share based compensation, fair value of shares exercised during the period | $			$ 594	$ 42	$ 239
2010 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued		39,272,595
Share based compensation, option vesting period		4 years
2010 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period		3 years
2010 Plan and 2014 Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Shares reserved for future issuance under the plan							7,562,532
2020 Plan
SHARE-BASED COMPENSATION
Percentage of share capital considered for Maximum shares issuable under the plan							5.00%
Share based compensation, option outstanding			508,866			508,866
2020 Plan | Class A Ordinary Shares
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued							46,560,708